SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 18, 2020	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Net income taxes paid	$ 3,333	$ 616
Net Interest (received) paid	739	(202)
Discount fees paid (note 25 (d))	414	347
Non-cash property and equipment additions	0	485
Cash and cash equivalents	160,560	71,164
Restricted cash	10,864	3,629
Assets held for sale	0	4,290
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	171,424	79,083		$ 89,297
Restricted Cash and Cash Equivalents Items [Line Items]
RPA, receivables collected, previously sold, timing differences	764
Assets held for sale	0	4,290
Cloud Computing Services
Restricted Cash and Cash Equivalents Items [Line Items]
Purchase obligation	2,478	2,458
Automotive Business | Discontinued Operations, Disposed of by Sale
Supplemental Cash Flow Information [Abstract]
Assets held for sale		4,290	$ 5,711
Restricted Cash and Cash Equivalents Items [Line Items]
Assets held for sale		$ 4,290	$ 5,711
Held In Escrow Related to Divestiture
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	10,000
Held In Escrow For Vender Obligations
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 100